Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2027 TWD ($)	Dec. 31, 2026 TWD ($)	Dec. 31, 2025 TWD ($)
Revenue From Contract With Customer [Line Items]
Amortization of incremental costs of obtaining contracts	$ 906	$ 28	$ 856	$ 841
Telecommunications Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 41,020
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $24,078 million, $12,627 million and $4,315 million in 2025, 2026 and 2027, respectively.	The Company expects to recognize such revenue of $24,078 million, $12,627 million and $4,315 million in 2025, 2026 and 2027, respectively.
Telecommunications Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 24,078
Telecommunications Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 12,627
Telecommunications Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 4,315
Project Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 34,104
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $12,617 million, $10,413 million and $11,074 million in 2025, 2026 and 2027, respectively.	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $12,617 million, $10,413 million and $11,074 million in 2025, 2026 and 2027, respectively.
Project Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 12,617
Project Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 10,413
Project Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 11,074